Commitments and Contingencies - Additional Information (Details) £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Investment	Dec. 31, 2021 USD ($) Investment	Dec. 31, 2020 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 GBP (£) Investment	Dec. 31, 2022 CAD ($) Investment	Dec. 31, 2022 AUD ($) Investment	Dec. 31, 2022 CHF (SFr) Investment	Dec. 31, 2022 SGD ($) Investment	Apr. 01, 2022 USD ($)	Dec. 31, 2021 GBP (£) Investment	Dec. 31, 2021 CAD ($) Investment	Dec. 31, 2021 AUD ($) Investment	Dec. 31, 2021 CHF (SFr) Investment	Dec. 31, 2021 SGD ($) Investment	Sep. 30, 2021 USD ($)	Dec. 23, 2019 USD ($)	Dec. 20, 2017 USD ($)
Restricted Cash And Collateral [Line Items]
Restricted assets		$ 266.5		$ 471.3	$ 539.8
Other investments (equity method)		$ 213.4		$ 221.3	$ 151.3
Total as percent of investable assets		52.60%		59.40%	59.70%
Investment in the period		$ 0.4		$ 2.0	$ 3.2
Commitment to invest in private assets		23.1	$ 175.6	377.9	205.1	$ 92.8
Investable assets held by the Company		7,400.0		7,100.0	7,800.0
Investable assets held by insurance regulators		$ 551.0		$ 489.5	565.8
Minimum capital required | £							£ 0.4					£ 0.4						£ 0.4
Percentage of reinsurance liabilities		100.00%		100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities		$ 1,009.3		$ 1,166.4	1,470.5
Assets held-in-trust		1,167.8		1,389.5	1,581.9
Regulatory deposits		10.3		6.7	6.9
Deposit with states		6.7		$ 6.5	$ 6.4
Number of investments | Investment				1	1							1	1	1	1	1		1	1	1	1	1
MVI
Restricted Cash And Collateral [Line Items]
Investment in the period	$ 0.8	0.0		$ 0.4	$ 0.4
Multi-Line Insurer
Restricted Cash And Collateral [Line Items]
Other investments (equity method)																								$ 5.0
Investment in the period		0.4		1.6	2.5
Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund		20.0		20.0
Assets held-in-trust		383.2		509.2	519.7
Us Surplus Lines Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		141.0		215.1	216.0
Canadian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		151.8		137.2				$ 200.9					$ 185.8						$ 196.8
Australian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		102.0		124.7					$ 153.2					$ 183.9						$ 226.6
Swiss Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		10.6		10.2						SFr 9.5					SFr 9.4						SFr 8.0
Singapore Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust		$ 127.5		$ 130.3							$ 172.6					$ 174.7						$ 178.0
Bermuda
Restricted Cash And Collateral [Line Items]
Percentage of reinsurance liabilities		100.00%		100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities		$ 306.7		$ 380.3	450.4
Limited Partner | Real estate fund
Restricted Cash And Collateral [Line Items]
Restricted assets																	$ 10.0						$ 20.0		$ 100.0
Other investments (equity method)		$ 213.4		$ 221.3	$ 151.3